Average Annual Total Returns - High Income Fund	Fund Shares 1 Year	Fund Shares 5 Years (or Life of Class)	Fund Shares 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Inst. Shares 1 Year	Inst. Shares 5 Years (or Life of Class)	Inst. Shares 10 Years (or Life of Class)	Class A 1 Year	Class A 5 Years (or Life of Class)	Class A 10 Years (or Life of Class)	R6 Shares 1 Year	R6 Shares 10 Years (or Life of Class)	R6 Shares Since Inception		Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years (or Life of Class)	Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)	Lipper High Yield Bond Funds Index (reflects no deduction for taxes) 1 Year	Lipper High Yield Bond Funds Index (reflects no deduction for taxes) 5 Years (or Life of Class)	Lipper High Yield Bond Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)
Total	3.72%	7.42%	5.79%	1.43%	4.88%	3.21%	2.12%	4.60%	3.38%	3.69%	7.50%	5.91%	1.22%	6.69%	5.32%	3.90%		5.53%	[1]	7.05%	8.57%	6.79%	4.81%	7.43%	5.93%

[1]	Inception date of R6 Shares is December 1, 2016.